Trade Accounts Payable (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Trade Accounts Payable [Abstract]
Commitments	$ 63,019	$ 61,926